Property and Equipment, Net - Summary of Property and Equipment Consisted (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost		¥ 601,472		¥ 542,324
Less: Accumulated depreciation		(41,961)		(17,036)
Property and equipment, net		559,511	$ 81,377	525,288
Leasehold and Buildings Improvements
Property Plant And Equipment [Line Items]
Total cost		91,265		40,675
Electronic and Office Equipment
Property Plant And Equipment [Line Items]
Total cost		29,936		16,061
Buildings
Property Plant And Equipment [Line Items]
Total cost	[1]	¥ 480,271		¥ 485,588

[1]	In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. RMB60,000 of the consideration was paid by a mortgage loan provided by a PRC bank in August 2018 (Note 12).